Acquisition (Tables)	12 Months Ended
Jun. 30, 2025
Business Combination [Abstract]
Schedule of Allocation of Purchase Price to Tangible and Intangible Assets Acquired and Liabilities Assumed

The Company has made a preliminary estimate of the allocation of the purchase price of Greenfield to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair value as follows:

(in thousands)	June 30, 2025
Goodwill	$440
Intangible assets:
Customer related	1,610
Licenses	450
$2,500

Schedule of Pro Forma Financial Information Consolidated Results of Operations	The unaudited pro forma financial information is presented for information purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of the periods presented, nor should it be taken as an indication of the Company’s future consolidated results of operations.

	For the twelve months ended June 30,
(in thousands)	2025	2024
Pro forma combined:
Revenue	16,246	21,642
Net income	14,255	1,361